Income Taxes - Schedule of Gross Amount and Expiration Dates of Nol Carry Forward (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Hong Kong [Member]
Schedule of Gross Amount and Expiration Dates of Nol Carry Forward [Line Items]
Net operating loss carry forward gross amount	$ 2,865,169
Expiration Date	Indefinite
PRC [Member]
Schedule of Gross Amount and Expiration Dates of Nol Carry Forward [Line Items]
Net operating loss carry forward gross amount	$ 15,991,656
Expiration Date	2026-2030
U.S. [Member]
Schedule of Gross Amount and Expiration Dates of Nol Carry Forward [Line Items]
Net operating loss carry forward gross amount	$ 1,493,464
Expiration Date	Indefinite